UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2004

Check here if Amendment |_|; Amendment Number: ______
   This Amendment (Check only one.): |_| is a restatement.
                                     |_| adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Alesco Advisors LLC
Address: 1080 Pittsford-Victor Road
         Pittsford, New York 14534

Form 13F File Number: 28-_________

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing this report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Ned W. Roman
Title: Compliance Officer
Phone: (585) 586-0970

Signature, Place, and Date of Signing:

/s/ Ned W. Roman                Pittsford, New York            07-28-2004
---------------------       --------------------------       --------------
    (Signature)                   (City, State)                   (Date)

Report Type (Check only one):

|X| 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are are reported in this report.)

|_| 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

|_| 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:      0
Form 13F Information Table Entry Total: 20
Form 13F Information Table value Total: $142,090
                                       (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manaer filing this report.

NONE.

                           FORM 13F INFORMATION TABLE

                              TITLE OF                      VALUE    SHARES/   SH/  PUT/  INVSTMT   OTHER         VOTING AUTHORITY
    NAME OF ISSUER             CLASS             CUSIP     (x$1000)  PRN AMT   PRN  CALL  DSCRETN  MANAGERS   SOLE    SHARED   NONE
-----------------------       --------         ---------   --------  -------   ---  ----  -------  --------  -------  ------ -------
Bank of America Corporation   Com              060505104     $7,048   83,295   SH         Other                    0     0    83,295
Phoenix Footware Group Inc    Com              71903M100     $9,041  675,200   SH         Other                    0     0   675,200
Intel Corp                    Com              458140100       $502   18,187   SH         Other                3,187     0    15,000
Amnet Mortgage Inc.           Com              03169A108       $840   81,600   SH         Other                    0     0    81,600

Anheuser Busch Cos Inc        Com              035229103       $378    6,998   SH         Other                6,998     0         0
Brown & Brown Inc             Com              115236101       $362    8,402   SH         Other                    0     0     8,402
SPDR TR                       Unit Ser 1       78462F103    $28,627  249,951   SH         Sole               230,391     0    19,560
ISHARES TR                    S&P 500 Index    464287200    $17,764  155,047   SH         Sole               150,547     0     4,500
ISHARES                       S&P SMLCAP 600   464287804    $12,725   86,450   SH         Sole                75,290     0    11,160
ISHARES                       S&P MIDCAP 400   464287507    $12,363  101,672   SH         Sole                88,547     0    13,125
ISHARES                       MSCI EAFE IDX    464287465    $11,468   80,193   SH         Sole                75,083     0     5,110
ISHARES                       S&P MIDCP GROW   464287606     $7,902   63,348   SH         Sole                59,253     0     4,095
ISHARES                       S&P SMLCP GROW   464287887     $7,699   78,886   SH         Sole                73,261     0     5,625
ISHARES                       S&P MIDCP VALU   464287705     $5,309   45,505   SH         Sole                40,840     0     4,665
ISHARES                       S&P 500/BAR VAL  464287408     $6,199  108,220   SH         Sole                99,925     0     8,295
ISHARES                       S&P 500/BAR GRW  464287309     $6,301  110,910   SH         Sole               102,915     0     7,995
ISHARES                       S&P SMLCP VALU   464287879     $4,725   43,070   SH         Sole                38,645     0     4,425
DIAMONDS TR                   Unit Ser 1       252787106       $488    4,665   SH         Sole                 4,665     0         0
STREETTRACKS SER TR           WILSHIRE REIT    86330E604     $1,649   10,645   SH         Sole                10,645     0         0

MIDCAP SPDR TR                Unit Ser 1       595635103       $700    6,300   SH         Sole                 6,300     0         0